PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.2%
Belgium	1.4%
Cenergy Holdings S.A.		74,805	$731,475
Brazil	2.3%
C&A MODAS S.A.(a)		258,600	336,508
Cia Brasileira de Aluminio(a)		285,100	216,012
Embraer S.A. - ADR(a)		15,773	578,554
Hapvida Participacoes e Investimentos S.A.(a)(b)		294,000	106,116
			1,237,190
Canada	2.6%
Capstone Copper Corp.(a)		53,104	328,425
ERO Copper Corp.(a)		13,078	176,320
OceanaGold Corp.		98,701	273,283
Pan American Silver Corp.		29,666	599,847
			1,377,875
China	7.4%
Akeso, Inc.(a)(b)		40,000	312,619
China National Building Material Co. Ltd. - Class H		1,172,000	534,192
First Tractor Co. Ltd. - Class H		338,000	312,469
Q Technology Group Co. Ltd.(a)		625,000	521,460
Sunny Optical Technology Group Co. Ltd.		60,000	531,890
TAL Education Group - ADR(a)		27,805	278,606
Tongcheng Travel Holdings Ltd.		219,200	513,663
Xinyi Glass Holdings Ltd.		526,000	534,354
Yihai International Holding Ltd.		205,000	398,035
			3,937,288
Colombia	0.2%
Geopark Ltd.		8,640	80,093
Cyprus	0.7%
Theon International PLC		26,470	344,930
Greece	0.5%
Ellaktor S.A.(a)		46,783	108,066
OPAP S.A.		9,720	158,075
			266,141
Hong Kong	1.7%
China Overseas Grand Oceans Group Ltd.		937,000	213,540
Sinotruk Hong Kong Ltd.		241,500	708,954
			922,494
India	27.4%
Ashoka Buildcon Ltd.(a)		268,010	974,104
Aster DM Healthcare Ltd.(b)		117,929	707,943
Brigade Enterprises Ltd.		53,930	782,993
Cartrade Tech Ltd.(a)		23,869	414,211
Cholamandalam Financial Holdings Ltd.		16,174	264,268
Computer Age Management Services Ltd.		8,358	495,483

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Emami Ltd.		38,059	$267,059
Exide Industries Ltd.		127,416	619,937
Genus Power Infrastructures Ltd.		229,278	1,027,970
IRB Infrastructure Developers Ltd.		412,948	276,091
Jyothy Labs Ltd.		118,244	548,448
KPIT Technologies Ltd.		22,681	388,032
Mrs Bectors Food Specialities Ltd.		45,046	862,156
Narayana Hrudayalaya Ltd.		40,288	598,952
PB Fintech Ltd.(a)		51,001	1,256,264
Phoenix Mills (The) Ltd.		55,813	1,065,231
PNC Infratech Ltd.		116,923	455,530
Raymond Ltd.		18,060	353,653
Shriram Finance Ltd.		20,275	684,207
Sobha Ltd.		24,239	446,396
Thermax Ltd.		14,964	706,088
VA Tech Wabag Ltd.(a)		17,415	334,229
Varun Beverages Ltd.		135,254	1,008,713
			14,537,958
Indonesia	1.5%
Aspirasi Hidup Indonesia Tbk PT		5,879,200	287,462
Bank Syariah Indonesia Tbk PT		3,081,300	520,537
			807,999
Luxembourg	0.4%
Zabka Group S.A.(a)		47,747	222,539
Macau	0.7%
MGM China Holdings Ltd.		306,800	392,652
Malaysia	1.4%
Gamuda Bhd.		425,400	450,944
Mah Sing Group Bhd.		777,000	312,781
			763,725
Mexico	3.3%
Banco del Bajio S.A.(b)		128,800	257,896
BBB Foods, Inc. - Class A(a)		18,537	524,227
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		69,348	515,949
GCC S.A.B. de C.V.		50,700	453,360
			1,751,432
Netherlands	0.8%
SBM Offshore N.V.		24,115	423,653
Peru	0.6%
Intercorp Financial Services, Inc.		11,511	337,733
Philippines	1.1%
Century Pacific Food, Inc.		835,600	605,422

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	1.0%
Alior Bank S.A.		16,896	$351,854
CCC S.A.(a)		3,537	157,549
			509,403
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—
Saudi Arabia	1.0%
Riyadh Cables Group Co.		13,699	502,401
Singapore	1.2%
Yangzijiang Shipbuilding Holdings Ltd.		285,600	625,302
South Africa	3.4%
Aspen Pharmacare Holdings Ltd.		12,306	107,499
Foschini Group Ltd.		62,248	554,158
Impala Platinum Holdings Ltd.(a)		71,987	334,735
Life Healthcare Group Holdings Ltd.		329,452	285,960
Nedbank Group Ltd.		33,129	494,550
			1,776,902
South Korea	6.8%
Classys, Inc.		15,281	490,495
Eugene Technology Co. Ltd.		8,122	170,160
HD HYUNDAI MIPO(a)		5,809	526,959
HPSP Co. Ltd.		15,065	261,146
Hyundai Rotem Co. Ltd.		13,349	447,807
NH Investment & Securities Co. Ltd.		58,783	553,347
PharmaResearch Co. Ltd.		4,423	780,908
Sanil Electric Co. Ltd.		8,236	378,003
			3,608,825
Taiwan	23.7%
All Ring Tech Co. Ltd.		46,000	564,047
Alltop Technology Co. Ltd.		66,000	530,464
Arcadyan Technology Corp.		92,000	492,489
Asia Vital Components Co. Ltd.		47,750	907,388
ASPEED Technology, Inc.		5,120	519,270
Chroma ATE, Inc.		39,000	486,541
E Ink Holdings, Inc.		42,000	349,738
Elan Microelectronics Corp.		130,000	598,759
Elite Material Co. Ltd.		45,000	848,267
Ennoconn Corp.		60,000	533,484
Fositek Corp.		19,000	469,429
Gold Circuit Electronics Ltd.		96,000	707,163
Ingentec Corp.		61,050	321,223
Insyde Software Corp.		18,000	211,929
Johnson Health Tech Co. Ltd.		121,000	680,947
King Slide Works Co. Ltd.		6,000	283,671
King Yuan Electronics Co. Ltd.		244,000	829,843

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kinik Co.		78,000	$681,633
Sports Gear Co. Ltd.		79,000	289,161
Taiwan Paiho Ltd.		227,000	472,217
Universal Microwave Technology, Inc.		60,000	600,284
Visual Photonics Epitaxy Co. Ltd.		117,000	594,198
Voltronic Power Technology Corp.		10,550	598,545
			12,570,690
Thailand	3.3%
Fabrinet(a)		953	209,546
JMT Network Services PCL - NVDR		496,900	264,063
Muangthai Capital PCL - NVDR		528,100	740,410
NSL Foods PCL - NVDR		551,600	508,504
			1,722,523
Turkey	2.3%
MLP Saglik Hizmetleri A.S.(a)(b)		46,431	501,439
Ulker Biskuvi Sanayi A.S.(a)		102,856	342,257
Yapi ve Kredi Bankasi A.S.		415,924	360,052
			1,203,748
United Arab Emirates	0.9%
Emaar Development PJSC		128,091	477,763
United States	0.6%
Gran Tierra Energy, Inc.(a)		40,810	295,056
TOTAL COMMON STOCKS (Cost $46,784,687)			52,033,212
EQUITY-LINKED SECURITIES	2.1%
Singapore	2.1%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		309,001	721,921
VA TechWabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		21,312	409,020
			1,130,941
TOTAL EQUITY-LINKED SECURITIES (Cost $640,284)			1,130,941
PREFERRED STOCKS	1.1%
Brazil	1.1%
Marcopolo S.A., 1.04%(d)		469,600	561,723
TOTAL PREFERRED STOCKS (Cost $599,665)			561,723
RIGHTS	0.0%
India	0.0%
Sobha Ltd. (Indian Exchange)		2,544	22,778
TOTAL RIGHTS (Cost $25,153)			22,778

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(e)		923,510	$923,510
TOTAL SHORT-TERM INVESTMENTS (Cost $923,510)			923,510
TOTAL INVESTMENTS (Cost $48,973,299)	103.1%		54,672,164
NET OTHER ASSETS (LIABILITIES)	(3.1%)		(1,669,087)
NET ASSETS	100.0%		$53,003,077

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $1,886,013 or 4% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At December 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Information Technology	23.8%
Industrials	21.8
Financials	12.8
Consumer Staples	9.8
Consumer Discretionary	9.8
Health Care	7.4
Real Estate	7.0
Materials	6.0
Energy	1.6
Utilities	1.4
Total	101.4%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.0%
Brazil	6.0%
Ambev S.A. - ADR		1,280,182	$2,368,337
Arcos Dorados Holdings, Inc. - Class A		636,273	4,632,067
Automob Participacoes S.A.(a)		7,214,350	397,044
B3 S.A. - Brasil Bolsa Balcao		9,673,057	16,073,415
Banco BTG Pactual S.A.(a)		3,814,553	16,780,028
Petroleo Brasileiro S.A. - ADR		1,482,035	19,058,970
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,265,918	4,821,566
			64,131,427
Canada	2.3%
Barrick Gold Corp.		1,563,182	24,229,321
China	29.4%
China Oilfield Services Ltd. - Class H		12,728,384	11,537,513
China Resources Land Ltd.		5,542,000	16,090,863
ENN Energy Holdings Ltd.		2,940,176	21,142,813
H World Group Ltd.		1,578,300	5,283,591
Imeik Technology Development Co. Ltd. - Class A		344,620	8,571,644
Kunlun Energy Co. Ltd.		4,590,000	4,964,302
Meituan - Class B(a)(b)		2,724,476	53,215,094
Proya Cosmetics Co. Ltd. - Class A		1,317,183	15,205,135
Tencent Holdings Ltd.		1,765,084	94,769,306
Tencent Holdings Ltd. - ADR		151,884	8,077,191
Tongcheng Travel Holdings Ltd.		3,090,824	7,242,891
Trip.com Group Ltd.(a)		699,730	48,650,860
Tsingtao Brewery Co. Ltd. - Class H		2,405,730	17,593,874
Xinyi Solar Holdings Ltd.		5,263,325	2,127,924
			314,473,001
Hong Kong	2.8%
Hong Kong Exchanges & Clearing Ltd.		792,677	30,087,770
India	11.6%
HDFC Bank Ltd. - ADR		470,706	30,059,285
ICICI Bank Ltd. - ADR		411,006	12,272,639
Infosys Ltd. - ADR		233,519	5,118,736
Larsen & Toubro Ltd.		508,344	21,420,943
Mahindra & Mahindra Ltd.		959,871	33,714,539
Reliance Industries Ltd.		568,760	8,074,630
UltraTech Cement Ltd.		101,157	13,500,814
			124,161,586
Indonesia	5.5%
Bank Mandiri Persero Tbk PT		76,472,903	26,918,734
Bank Rakyat Indonesia Persero Tbk PT		81,769,354	20,642,561
Mitra Adiperkasa Tbk PT		137,050,909	11,961,740
			59,523,035

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	5.8%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,781,979	$4,450,953
Cemex S.A.B. de C.V. - ADR		3,969,446	22,387,675
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,335,949	21,433,844
Wal-Mart de Mexico S.A.B. de C.V.		5,222,846	13,749,078
			62,021,550
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
South Africa	2.3%
FirstRand Ltd.		6,192,582	24,926,199
South Korea	4.8%
Samsung Electronics Co. Ltd.		556,611	19,863,672
Samsung Electronics Co. Ltd. - REG - GDR		7,188	6,541,080
SK Hynix, Inc.		124,201	14,232,233
SK Square Co. Ltd.(a)		206,465	10,843,009
			51,479,994
Taiwan	13.1%
President Chain Store Corp.		397,927	3,192,204
Taiwan Semiconductor Manufacturing Co. Ltd.		2,989,816	98,035,724
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		71,114	14,044,304
Yuanta Financial Holding Co. Ltd.		24,197,827	25,094,972
			140,367,204
United Arab Emirates	7.7%
Abu Dhabi Commercial Bank PJSC		3,497,992	9,923,382
Aldar Properties PJSC		13,684,482	28,612,957
Emaar Properties PJSC		12,534,170	43,850,229
			82,386,568
United Kingdom	1.5%
Anglogold Ashanti PLC		628,658	14,024,774
Anglogold Ashanti PLC (Mexican Exchange)		86,240	1,990,419
			16,015,193
United States	2.2%
MercadoLibre, Inc.(a)		14,067	23,920,089
TOTAL COMMON STOCKS (Cost $950,276,106)			1,017,722,937
PREFERRED STOCKS	2.7%
Brazil	2.7%
Azul S.A. - ADR(a)		1,091,964	1,823,580
Itau Unibanco Holding S.A. - ADR, 4.54%(d)		5,422,978	26,897,971
			28,721,551
TOTAL PREFERRED STOCKS (Cost $42,368,846)			28,721,551

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(e)		27,677,392	$27,677,392
TOTAL SHORT-TERM INVESTMENTS (Cost $27,677,392)			27,677,392
TOTAL INVESTMENTS (Cost $1,020,322,344)	100.3%		1,074,121,880
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(3,242,973)
NET ASSETS	100.0%		$1,070,878,907

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $53,215,094 or 5% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(e)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	24.6%
Consumer Discretionary	17.5
Information Technology	15.0
Communication Services	9.6
Real Estate	8.3
Materials	7.2
Consumer Staples	4.8
Industrials	3.7
Energy	3.7
Utilities	2.5
Health Care	0.8
Total	97.7%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.2%
Brazil	1.7%
NU Holdings Ltd. - Class A(a)		48,093	$498,243
Canada	2.4%
Ivanhoe Mines Ltd. - Class A(a)		56,454	670,010
China	2.9%
Trip.com Group Ltd.(a)		12,092	840,733
Denmark	2.2%
Zealand Pharma A/S(a)		6,282	624,902
France	2.5%
Schneider Electric S.E.		2,860	713,674
Germany	2.9%
SAP S.E.		3,322	817,127
Hong Kong	2.4%
Hong Kong Exchanges & Clearing Ltd.		18,207	691,086
Italy	2.6%
Prysmian S.p.A.		11,523	737,430
Japan	10.2%
Mitsubishi Electric Corp.		41,045	693,076
NEC Corp.		8,207	702,331
Recruit Holdings Co. Ltd.		11,311	786,204
Sony Group Corp.		33,834	713,070
			2,894,681
Netherlands	2.5%
Argenx S.E. - ADR(a)		1,163	715,245
Singapore	4.8%
Grab Holdings Ltd. - Class A(a)		142,336	671,826
Sea Ltd. - ADR(a)		6,634	703,867
			1,375,693
United Kingdom	2.6%
Compass Group PLC		22,279	742,461
United States	54.5%
ADMA Biologics, Inc.(a)		34,655	594,333
Alphabet, Inc. - Class A		4,980	942,714
Amazon.com, Inc.(a)		3,995	876,463
Ares Management Corp. - Class A		4,227	748,306
Broadcom, Inc.		3,562	825,814
Chart Industries, Inc.(a)		4,214	804,200
Eli Lilly & Co.		860	663,920
Intercontinental Exchange, Inc.		4,937	735,662
Marvell Technology, Inc.		6,617	730,848
MercadoLibre, Inc.(a)		363	617,260
Microsoft Corp.		2,667	1,124,140
NVIDIA Corp.		9,235	1,240,168
PayPal Holdings, Inc.(a)		8,897	759,359

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
PROCEPT BioRobotics Corp.(a)		7,998	$643,999
PTC, Inc.(a)		3,757	690,799
Q2 Holdings, Inc.(a)		7,235	728,203
S&P Global, Inc.		1,524	758,998
Spotify Technology S.A.(a)		1,675	749,361
Toast, Inc. - Class A(a)		16,048	584,950
TPG, Inc.		11,381	715,182
			15,534,679
TOTAL COMMON STOCKS (Cost $20,268,038)			26,855,964
SHORT-TERM INVESTMENTS	5.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		1,471,846	1,471,846
TOTAL SHORT-TERM INVESTMENTS (Cost $1,471,846)			1,471,846
TOTAL INVESTMENTS (Cost $21,739,884)	99.4%		28,327,810
NET OTHER ASSETS (LIABILITIES)	0.6%		163,191
NET ASSETS	100.0%		$28,491,001

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Information Technology	24.1%
Financials	19.2
Industrials	15.4
Consumer Discretionary	13.3
Health Care	11.4
Communication Services	8.4
Materials	2.4
Total	94.2%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.1%
Australia	3.0%
QBE Insurance Group Ltd.		84,170	$1,000,263
Canada	10.1%
Alimentation Couche-Tard, Inc.		14,275	791,682
Cameco Corp.		16,307	838,464
Intact Financial Corp.		6,587	1,199,357
Teck Resources Ltd. - Class B		13,380	542,479
			3,371,982
France	12.9%
Pernod Ricard S.A.		6,547	739,206
Publicis Groupe S.A.		8,348	890,670
Sanofi S.A.		11,861	1,151,710
Schneider Electric S.E.		1,908	476,115
Thales S.A.		7,353	1,056,042
			4,313,743
Germany	12.6%
Carl Zeiss Meditec A.G. - Bearer		8,354	391,103
Deutsche Boerse A.G.		5,719	1,317,408
Infineon Technologies A.G.		24,876	811,996
Merck KGaA		8,169	1,188,777
Siemens A.G. - REG		2,578	502,697
			4,211,981
Ireland	3.3%
CRH PLC		11,928	1,107,108
Japan	21.7%
Daifuku Co. Ltd.		52,954	1,087,936
Ebara Corp.		71,233	1,092,900
Murata Manufacturing Co. Ltd.		40,046	635,323
Nippon Sanso Holdings Corp.		25,602	710,404
Nitori Holdings Co. Ltd.		5,821	689,745
Pan Pacific International Holdings Corp.		28,861	784,059
Shin-Etsu Chemical Co. Ltd.		22,089	727,548
SoftBank Corp.		933,792	1,178,762
SUMCO Corp.		48,000	353,495
			7,260,172
Netherlands	1.8%
Heineken Holding N.V.		10,092	604,752
Singapore	2.6%
DBS Group Holdings Ltd.		27,571	882,660
Sweden	5.4%
Saab AB - Class B		33,392	705,482
Sandvik AB		27,277	489,114
Svenska Handelsbanken AB - Class A		59,847	617,923
			1,812,519

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	4.4%
Cie Financière Richemont S.A - Class A - REG		3,938	$595,718
Roche Holding A.G. (Genusschein)		3,163	884,396
			1,480,114
United Kingdom	16.4%
B&M European Value Retail S.A.		171,501	787,956
Beazley PLC		76,036	777,222
Compass Group PLC		30,339	1,011,065
Diageo PLC		17,406	552,936
National Grid PLC		84,852	1,009,149
Shell PLC		43,736	1,355,687
			5,494,015
United States	2.9%
Philip Morris International, Inc.		7,895	950,163
TOTAL COMMON STOCKS (Cost $32,725,506)			32,489,472
SHORT-TERM INVESTMENTS	2.9%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(a)		962,255	962,255
TOTAL SHORT-TERM INVESTMENTS (Cost $962,255)			962,255
TOTAL INVESTMENTS (Cost $33,687,761)	100.0%		33,451,727
NET OTHER ASSETS (LIABILITIES)	(0.0%)		(1,268)
NET ASSETS	100.0%		$33,450,459

(a)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
REG – Registered
At December 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	17.2%
Industrials	16.2
Consumer Discretionary	11.6
Consumer Staples	11.0
Health Care	10.8
Materials	9.2
Energy	6.5
Communication Services	6.2
Information Technology	5.4
Utilities	3.0
Total	97.1%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Belgium	2.7%
UCB S.A.		552,224	$109,942,485
Canada	2.5%
Ivanhoe Mines Ltd. - Class A(a)		8,787,696	104,294,476
Denmark	2.3%
Zealand Pharma A/S(a)		944,845	93,988,460
France	5.9%
Danone S.A.		1,563,074	105,436,461
Nexans S.A.		236,363	25,511,976
Schneider Electric S.E.		434,937	108,532,559
			239,480,996
Germany	5.5%
Deutsche Boerse A.G.		454,700	104,743,021
SAP S.E.		487,594	119,935,590
			224,678,611
Hong Kong	2.5%
Hong Kong Exchanges & Clearing Ltd.		2,712,075	102,942,673
Italy	2.9%
Prysmian S.p.A.		1,833,878	117,361,560
Japan	33.6%
Chugai Pharmaceutical Co. Ltd.		2,395,501	105,596,422
FUJIFILM Holdings Corp.		5,280,182	109,244,943
Hitachi Ltd.		3,996,436	97,872,954
Japan Exchange Group, Inc.		8,431,265	93,548,494
Japan Steel Works (The) Ltd.		2,639,057	95,682,716
Kao Corp.		2,659,488	107,607,039
Maruwa Co. Ltd.		64,311	19,403,451
Mitsubishi Electric Corp.		6,395,591	107,994,364
NEC Corp.		1,388,402	118,815,395
ORIX Corp.		5,320,589	114,306,969
Rakuten Bank Ltd.(a)		3,732,451	104,190,280
Recruit Holdings Co. Ltd.		1,386,115	96,345,968
Sony Group Corp.		4,684,442	98,727,218
ZOZO, Inc.		3,240,207	99,791,699
			1,369,127,912
Netherlands	7.5%
Adyen N.V.(a)(b)		66,385	98,815,169
Argenx S.E.(a)		174,182	108,255,859
Prosus N.V.(a)		2,483,621	98,661,470
			305,732,498
Singapore	4.8%
Grab Holdings Ltd. - Class A(a)		20,626,976	97,359,327
Sea Ltd. - ADR(a)		941,682	99,912,460
			197,271,787

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	2.7%
EQT AB		3,959,845	$109,465,327
Switzerland	10.4%
Galderma Group A.G.(a)		1,040,353	115,626,153
Givaudan S.A. - REG		23,626	103,278,353
Partners Group Holding A.G.		73,119	99,317,044
Roche Holding A.G. (Genusschein)		376,620	105,305,494
			423,527,044
United Kingdom	7.6%
Compass Group PLC		3,103,225	103,416,772
London Stock Exchange Group PLC		734,258	103,733,711
Rolls-Royce Holdings PLC(a)		14,424,268	102,676,322
			309,826,805
United States	4.9%
MercadoLibre, Inc.(a)		55,987	95,202,534
Spotify Technology S.A.(a)		236,820	105,948,532
			201,151,066
TOTAL COMMON STOCKS (Cost $3,434,997,565)			3,908,791,700
SHORT-TERM INVESTMENTS	4.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(c)		176,829,854	176,829,854
TOTAL SHORT-TERM INVESTMENTS (Cost $176,829,854)			176,829,854
TOTAL INVESTMENTS (Cost $3,611,827,419)	100.1%		4,085,621,554
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(5,910,561)
NET ASSETS	100.0%		$4,079,710,993

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $98,815,169 or 2% of net assets.

(c)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Financials	23.0%
Industrials	20.9
Health Care	15.7
Consumer Discretionary	12.0
Information Technology	9.0
Consumer Staples	5.2
Materials	5.0
Communication Services	5.0
Total	95.8%

PERPETUAL AMERICAS FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage Of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	98.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		1,446,006	$1,446,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,446,006)			1,446,006
TOTAL INVESTMENTS (Cost $1,446,006)	98.4%		1,446,006
NET OTHER ASSETS (LIABILITIES)	1.6%		23,845
NET ASSETS	100.0%		$1,469,851

(a)The Fund was comprised entirely of short-term investments at December 31, 2024 in preparation for its January 2025 liquidation.
(b)7-day current yield as of December 31, 2024 is disclosed.